PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost		$ 355,146	$ 332,768
Accumulated depreciation		132,328	107,330
Depreciated cost		222,818	225,438
Depreciation expense		25,929	19,243	$ 13,974
Machinery and Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	[1]	231,914	218,610
Investment grants received		7,830
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Cost		14,828	12,757
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		1,043	855
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		106,422	99,607
Prepaid Expenses Related to Operating Lease [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	$ 939	$ 939
Operating lease term		49 years
Operating lease renewal term		49 years

[1]	Presented net of investment grants received in the total amount of $7,830.
[2]	Until 2012, the Company leased land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years. The Company analyzed the conditions set forth in ASC 840-10 and classified the land as an operating lease (since the land is not transferred to the Company at the end of the lease nor is there any option to buy the land from the ILA at any point). All payments on account of the initial term were paid in advance (based on discounted values) at the beginning of the lease, and included in the minimum lease payments to be amortized. The prepaid expenses are amortized through the term of the lease, based on the straight-line method (including the bargain renewal option term). See also note 13(d).